Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Residential Mortgage (Detail) - Residential mortgages [member] - Retail loans [member] - CAD ($)
$ in Millions
	Jan. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 433,074	$ 434,025
Items not subject to impairment	490	476
Gross carrying amount of financial assets	433,564	434,501
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	350,435	350,631
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	20,689	20,736
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	6,962	6,509
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	54,135	55,467
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	853	682
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	421,281	423,956
Stage one loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	347,982	349,001
Stage one loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	19,103	19,126
Stage one loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,463	1,582
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	52,733	54,247
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,940	9,387
Stage two loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,453	1,630
Stage two loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,586	1,610
Stage two loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	5,499	4,927
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,402	1,220
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	853	682
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 853	$ 682